Capital Stock and Changes in Capital Accounts, Common Stock (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jun. 08, 2023 shares	May 03, 2023	Feb. 10, 2023 USD ($) shares	Feb. 08, 2023 shares $ / shares	Dec. 22, 2022	Jan. 25, 2022 USD ($) shares Warrant $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jan. 06, 2023 $ / shares	Nov. 29, 2021 $ / shares	Apr. 14, 2021 $ / shares
Common Stock [Abstract]
Common stock, shares issued (in shares)	1,259,135						7,504,982	7,448,601
Common stock, shares outstanding (in shares)	1,259,135						7,504,982	7,448,601
Reverse stock split ratio	0.05				0.1
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01			$ 0.01	$ 0.01
Units issued (in shares)								15,000,000	15,571,429
Issuance of warrants									628,751
Net proceeds from offering | $							$ 0	$ 15,123	$ 16,195
Gross proceeds | $			$ 7,619
Net proceeds | $			$ 6,699
Pre-Funded Warrants [Member]
Common Stock [Abstract]
Issuance of warrants			2,700,000					2,700,000
Warrants to purchase shares (in shares)			135,000
Exercise of warrants								2,700,000	2,500,000
Class A Warrants [Member]
Common Stock [Abstract]
Issuance of warrants									2,430,000
Warrants to purchase shares (in shares)							72,370
Exercise of warrants									4,156,000
Class B Warrants [Member]
Common Stock [Abstract]
Issuance of warrants			15,000,000					15,000,000
Private Placement Warrants [Member]
Common Stock [Abstract]
Issuance of warrants			15,000,000
Warrants to purchase shares (in shares)			750,000
Exercise of warrants								15,000,000
Over-Allotment Option [Member] | Class A Warrants [Member]
Common Stock [Abstract]
Issuance of warrants						2,430,000
Underwritten Public Offering [Member]
Common Stock [Abstract]
Units issued (in shares)						15,571,429
Unit price (in dollars per share) | $ / shares						$ 0.77
Number of securities included in each unit (in shares)						200
Net proceeds from offering | $						$ 14,736
Underwritten Public Offering [Member] | Pre-Funded Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)						1
Number of warrants in a unit | Warrant						200
Issuance of warrants						2,500,000
Underwritten Public Offering [Member] | Class A Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)						1
Number of warrants in a unit | Warrant						200
Issuance of warrants						15,571,429
February 2023 Registered Direct Offering [Member]
Common Stock [Abstract]
Units issued (in shares)				15,000,000
Unit price (in dollars per share) | $ / shares				$ 1.01
Number of securities called by each warrant (in shares)				1
Maximum beneficial ownership				4.99%
Number of warrants in a unit				20
Issuance of stock (in shares)			615,000
Warrants to purchase shares (in shares)			135,000
Gross proceeds | $			$ 15,150
Net proceeds | $			$ 13,296
February 2023 Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)				20
Exercise of warrants			2,700,000
February 2023 Registered Direct Offering [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)				20
Warrants to purchase shares (in shares)			750,000
Exercise of warrants			15,000,000
February 2023 Registered Direct Offering [Member] | Private Placement Warrants [Member]
Common Stock [Abstract]
Warrants to purchase shares (in shares)			750,000
Concurrent Private Placement [Member]
Common Stock [Abstract]
Units issued (in shares)			15,000,000
Maximum [Member]
Common Stock [Abstract]
Reverse stock split ratio		0.004
Maximum [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Warrants to purchase shares (in shares)			750,000
Common Stock [Member]
Common Stock [Abstract]
Common stock, par value (in dollars per share) | $ / shares										$ 1
Issuance of stock (in shares)								615,000	6,407
Common Stock [Member] | Over-Allotment Option [Member]
Common Stock [Abstract]
Issuance of stock (in shares)						6,407
Warrants to purchase shares (in shares)						12,150
Common Stock [Member] | Underwritten Public Offering [Member]
Common Stock [Abstract]
Issuance of stock (in shares)						65,357
Common Stock [Member] | Underwritten Public Offering [Member] | Pre-Funded Warrants [Member]
Common Stock [Abstract]
Warrants to purchase shares (in shares)						12,500
Common Stock [Member] | Underwritten Public Offering [Member] | Class A Warrants [Member]
Common Stock [Abstract]
Warrants to purchase shares (in shares)						77,857
Common Stock [Member] | February 2023 Registered Direct Offering [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)				1
Selling Stockholders [Member]
Common Stock [Abstract]
Common stock registered for resale (in shares)						8,886
Selling Stockholders [Member] | Common Stock [Member] | Over-Allotment Option [Member]
Common Stock [Abstract]
Issuance of stock (in shares)						5,743
Selling Stockholders [Member] | Common Stock [Member] | Underwritten Public Offering [Member]
Common Stock [Abstract]
Issuance of stock (in shares)						3,143
Selling Stockholders [Member] | Common Stock [Member] | Underwritten Public Offering [Member] | Class A Warrants [Member]
Common Stock [Abstract]
Warrants to purchase shares (in shares)						8,886